Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 10 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2024 and June 30, 2025, property, plant and equipment, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025

Leasehold improvement	$116,729	$116,729
Machinery and equipment	474,220	474,220
Motor vehicles	354,408	354,408
Furniture and fixtures	94,261	94,261
Total property plant and equipment, at cost	1,039,618	1,039,618
Less: accumulated depreciation	(912,232)	(926,211)
Total property, plant and equipment, net	$127,386	$113,407

Depreciation expense for the six months ended June 30, 2024 and 2025 were $31,716, and $13,979, respectively.

On March 26, 2025, PSIHK, one of the Company’s Operating Subsidiaries, entered into several preliminary agreements for the sale and purchase with a seller regarding several office premises and motor vehicle parking spaces located in Hong Kong for a total consideration of approximately $5,512,000. The formal agreement were entered into on April 7, 2025. As of June 30, 2025 and December 31, 2024, prepayments of $1,014,208 and nil included in non-current prepayments represent the installments according to the sale and purchase agreements of $826,731 and stamp duty of $187,477. Our current headquarter office is located at Unit 1002, 10/F, Join-in Hang Sing Centre, No.2-16 Kwai Fung Crescent, Kwai Chung, New Territories, Hong Kong. The lease will expire on April 30, 2026. The Company will not lease the current office and will move in to its own premises after the lease expired to meet our operations need.